November 1, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:        Office of Filings, Information & Consumer Service

Re:	Highland Floating Rate Opportunities Fund (“Trust”) (File Nos. 333-219103 and 811-23268)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust this letter as certification that (i) the Prospectus dated October 31, 2017 for the Trust, and (ii) the Statement of Additional Information dated October 31, 2017 for the Trust do not differ from those contained in Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A that was filed electronically via EDGAR on October 27, 2017 (Accession No. 0001193125-17-321458).

If you have any questions, please contact me at (617) 662-3968.

Sincerely,

/s/ Rebecca Gilding
Rebecca Gilding
Vice President

cc: D. Norris